Other information - Non-cash (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Non-cash transactions:
Addition of property, plant and equipment by means of capital leases	$ 49,440	$ 34,730
Property, plant and equipment reclassified to asset held for sale	(53)	(6,869)
Increase in capital lease obligations related to purchase of heavy equipment fleet and related assets	1,759	0
Increase in capital lease obligations related to investment in affiliates and joint ventures	542	0
Increase in capital lease obligations related to the initial investment in the partnership	0	800
Increase in equipment promissory notes related to purchase of heavy equipment fleet and related assets	10,851	0
Acquisition of property, plant and equipment related to the initial investment in the partnership	0	2,581
Increase in long term debt related to investment in affiliates and joint ventures	0	637
Increase in long term debt related to investment in affiliates and joint ventures	3,127	0
Non-cash working capital exclusions:
Decrease in contract assets related to adoption of accounting standards	(547)	0
Increase in inventory related to the initial partnership investment	0	29
Increase in inventory related to the purchase of heavy equipment fleet and related assets	4,268	0
Increase in prepaid expenses related to the initial investment in the partnership	0	4
Increase in other assets related to adoption of accounting standards	502	0
Increase in accrued liabilities related to the current portion of the deferred gain on sale-leaseback	0	(859)
Decrease in accrued liabilities related to conversion of bonus compensation to deferred stock units	326	0
Decrease in accrued liabilities related to dividend payable	10	59
Increase in accounts receivable	13,234	0
Increase in contract assets	3,089	0
Increase in inventory	3,926	0
Increase in prepaid expenses	399	0
Increase in accounts payable	(10,604)	0
Increase in accrued liabilities	(1,136)	0
Increase in contract liabilities	(360)	0
Operating activities:
Accounts receivable	(22,359)	(7,148)
Contract assets	13,441	(5,607)
Inventories	(443)	(1,288)
Contract costs	(1,384)	0
Prepaid expenses and deposits	(1,513)	(283)
Accounts payable	17,665	5,640
Accrued liabilities	5,923	1,904
Contract liabilities	2,848	(247)
Net changes in non-cash working capital	$ 14,178	$ (7,029)